FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Mar. 31, 2022
Fair Value Measurement [Abstract]
Disclosure of fair value measurement of assets
The carrying values and fair values of financial instruments, by category, are as follows:

			2022		2021
	Level	Carrying value	Fair value	Carrying value	Fair value
		Total	Total	Total	Total
Financial assets (liabilities) measured at FVTPL
Cash and cash equivalents	Level 1	$346.1	$346.1	$926.1	$926.1
Restricted cash	Level 1	1.9	1.9	11.4	11.4
Restricted funds for subscription receipts deposit	Level 2	—	—	700.1	700.1
Equity swap agreements	Level 2	(13.0)	(13.0)	(0.6)	(0.6)
Forward foreign currency contracts	Level 2	7.0	7.0	7.5	7.5
Contingent consideration arising on business combinations	Level 3	(3.7)	(3.7)	(11.2)	(11.2)
Derivatives assets (liabilities) designated in a hedge relationship
Foreign currency and interest rate swap agreements	Level 2	8.2	8.2	5.1	5.1
Forward foreign currency contracts	Level 2	8.3	8.3	16.5	16.5
Financial assets (liabilities) measured at amortized cost
Accounts receivable(1)	Level 2	501.7	501.7	478.7	478.7
Investment in finance leases	Level 2	118.7	124.4	128.5	141.0
Advances to a portfolio investment	Level 2	10.5	10.5	11.1	11.1
Other assets(2)	Level 2	25.0	25.0	28.6	29.0
Accounts payable and accrued liabilities(3)	Level 2	(696.6)	(696.6)	(674.9)	(674.9)
Liabilities for subscription receipts	Level 2	—	—	(714.1)	(714.1)
Total long-term debt(4)	Level 2	(2,658.8)	(2,765.4)	(2,010.9)	(2,216.3)
Other non-current liabilities(5)	Level 2	(151.8)	(164.5)	(174.2)	(187.4)
Financial assets measured at FVOCI
Equity investments	Level 3	1.4	1.4	1.5	1.5
		$(2,495.1)	$(2,608.7)	$(1,270.8)	$(1,476.5)
(1) Includes trade receivables, accrued receivables and certain other receivables.
(2) Includes non-current receivables and certain other non-current assets.
(3) Includes trade accounts payable, accrued liabilities, interest payable and current royalty obligations.
(4) Excludes lease liabilities. The carrying value of long-term debt excludes transaction costs.
(5) Includes non-current royalty obligations and other non-current liabilities.

Disclosure of fair value measurement of liabilities
The carrying values and fair values of financial instruments, by category, are as follows:

			2022		2021
	Level	Carrying value	Fair value	Carrying value	Fair value
		Total	Total	Total	Total
Financial assets (liabilities) measured at FVTPL
Cash and cash equivalents	Level 1	$346.1	$346.1	$926.1	$926.1
Restricted cash	Level 1	1.9	1.9	11.4	11.4
Restricted funds for subscription receipts deposit	Level 2	—	—	700.1	700.1
Equity swap agreements	Level 2	(13.0)	(13.0)	(0.6)	(0.6)
Forward foreign currency contracts	Level 2	7.0	7.0	7.5	7.5
Contingent consideration arising on business combinations	Level 3	(3.7)	(3.7)	(11.2)	(11.2)
Derivatives assets (liabilities) designated in a hedge relationship
Foreign currency and interest rate swap agreements	Level 2	8.2	8.2	5.1	5.1
Forward foreign currency contracts	Level 2	8.3	8.3	16.5	16.5
Financial assets (liabilities) measured at amortized cost
Accounts receivable(1)	Level 2	501.7	501.7	478.7	478.7
Investment in finance leases	Level 2	118.7	124.4	128.5	141.0
Advances to a portfolio investment	Level 2	10.5	10.5	11.1	11.1
Other assets(2)	Level 2	25.0	25.0	28.6	29.0
Accounts payable and accrued liabilities(3)	Level 2	(696.6)	(696.6)	(674.9)	(674.9)
Liabilities for subscription receipts	Level 2	—	—	(714.1)	(714.1)
Total long-term debt(4)	Level 2	(2,658.8)	(2,765.4)	(2,010.9)	(2,216.3)
Other non-current liabilities(5)	Level 2	(151.8)	(164.5)	(174.2)	(187.4)
Financial assets measured at FVOCI
Equity investments	Level 3	1.4	1.4	1.5	1.5
		$(2,495.1)	$(2,608.7)	$(1,270.8)	$(1,476.5)
(1) Includes trade receivables, accrued receivables and certain other receivables.
(2) Includes non-current receivables and certain other non-current assets.
(3) Includes trade accounts payable, accrued liabilities, interest payable and current royalty obligations.
(4) Excludes lease liabilities. The carrying value of long-term debt excludes transaction costs.
(5) Includes non-current royalty obligations and other non-current liabilities.

Disclosure of changes in level 3 financial instruments
Changes in level 3 financial instruments are as follows:

	Contingent
	consideration
	arising on
	business	Equity
	combinations	investments	Total
Balances as at March 31, 2021	$(11.2)	$1.5	$(9.7)
Additions – business combinations (Note 3)	(4.0)	—	(4.0)
Total realized and unrealized gains (losses) included in other comprehensive income	0.1	$(0.1)	—
Total realized and unrealized gains included in income	11.4	—	11.4
Balances as at March 31, 2022	$(3.7)	$1.4	$(2.3)